United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/16

Date of Reporting Period: Quarter ended 03/31/16

Item 1.	Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2016 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—97.1%
	Aerospace/Defense—1.0%
$876,364	B/E Aerospace, Inc., Term Loan—Institutional, 4.00%, 12/16/2021	$880,930
3,870,766	TransDigm, Inc., Term Loan—Institutional, 3.50%, 5/14/2022	3,819,963
982,500	TransDigm, Inc., Term Loan—Institutional, 4.00%, 6/4/2021	970,744
	TOTAL	5,671,637
	Automotive—3.2%
1,330,532	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	1,331,363
940,314	Allison Transmission, Inc., Term Loan—Institutional, 3.50%, 8/23/2019	941,282
1,050,000	Autoparts Holdings, Term Loan—Institutional, 11.00%, 1/29/2018	727,997
982,500	Cooper-Standard Automotive, Inc., Term Loan—Institutional, 4.00%, 4/4/2021	976,055
4,854,057	Gates Global LLC, Term Loan—Institutional, 4.25%, 7/6/2021	4,594,680
846,154	INA Beteiligungsgesellschaft mbH, Term Loan—Institutional, 4.25%, 5/15/2020	850,702
1,555,753	MPG Holdco I, Inc., Term Loan—Institutional, 3.75%, 10/20/2021	1,539,550
4,477,500	TI Group Auto Systems LLC, Term Loan—Institutional, 4.50%, 6/30/2022	4,463,508
2,423,753	Tower Automotive Holdings, Term Loan—Institutional, 4.00%, 4/23/2020	2,411,635
	TOTAL	17,836,772
	Building Materials—1.8%
1,332,500	American Builders & Contractors Supply Co., Inc., Term Loan—Institutional, 3.50%, 4/16/2020	1,333,499
1,995,000	Beacon Roofing Supply, Inc., Term Loan—Institutional, 4.00%, 10/1/2022	1,996,247
2,985,000	HD Supply, Inc., Term Loan—Institutional, 3.75%, 8/13/2021	2,972,314
1,980,006	Nortek, Inc., Term Loan—Institutional, 3.50%, 10/30/2020	1,926,387
1,804,427	Ply Gem Industries, Inc., Term Loan—Institutional, 4.00%, 1/30/2021	1,777,361
	TOTAL	10,005,808
	Cable Satellite—3.1%
2,481,250	Altice Financing SA, Term Loan—Institutional, 5.25%, 2/4/2022	2,492,614
1,410,157	Altice US Finance I Corp., Term Loan—Institutional, 4.25%, 12/14/2022	1,406,744
1,000,000	CCO Safari III LLC, Term Loan—Institutional, 3.50%, 1/21/2023	1,002,500
1,920,380	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	1,914,974
3,000,000	CSC Holdings LLC, Term Loan—Institutional, 5.00%, 10/9/2022	3,008,670
1,989,987	Eldorado Resorts, Inc., Term Loan—Institutional, 4.25%, 7/23/2022	1,989,997
2,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	2,263,505
2,000,000	Numericable US LLC, Term Loan—Institutional, 4.75%, 2/10/2023	1,988,280
1,346,643	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/30/2023	1,337,391
	TOTAL	17,404,675
	Chemicals—2.3%
3,555,557	Axalta Coating Systems US Holdings, Inc., Term Loan—Institutional, 3.75%, 2/1/2020	3,539,024
3,962,500	Eco Services Operations LLC, Term Loan—Institutional, 4.75%, 12/1/2021	3,863,437
1,000,000	Huntsman International LLC, Term Loan—Institutional, 4.13%, 3/31/2023	997,190
987,500	MacDermid, Inc., B2, Term Loan—Institutional, 5.50%, 6/7/2020	956,952
1,990,000	MacDermid, Inc., B3, Term Loan—Institutional, 5.50%, 6/7/2020	1,928,817
1,466,250	Oxea SARL, Term Loan—Institutional, 4.25%, 1/15/2020	1,426,845
	TOTAL	12,712,265
	Consumer Cyclical Services—3.9%
4,131,294	Garda World Security Corp., B-DD—Term Loan - Institutional, 4.00%, 11/8/2020	3,972,941
1,056,843	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	1,016,334
3,932,601	Hearthside Group Holdings LLC, Term Loan—Institutional, 4.50%, 6/2/2021	3,853,949

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$3,000,000	Manitowoc Foodservice, Inc., Term Loan—Institutional, 5.75%, 3/4/2023	$3,019,995
5,640,006	ServiceMaster Co., Term Loan—Institutional, 4.25%, 7/1/2021	5,647,762
2,992,500	USAGM HoldCo LLC, Term Loan—Institutional, 4.75%, 7/28/2022	2,902,725
2,000,000	USAGM HoldCo LLC, Term Loan—Institutional, 9.50%, 7/28/2023	1,860,000
	TOTAL	22,273,706
	Consumer Products—3.3%
2,621,680	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,623,738
2,203,050	Bauer Performance Sports Ltd., Term Loan—Institutional, 4.50%, 4/15/2021	1,702,958
5,372,134	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	4,190,265
3,482,306	Party City Holdings, Inc., Term Loan—Institutional, 4.25%, 8/19/2022	3,461,621
2,014,440	Prestige Brands, Inc., Term Loan—Institutional, 3.50%, 9/3/2021	2,020,231
4,873,085	SRAM LLC, Term Loan—Institutional, 4.00%, 4/10/2020	4,056,843
795,106	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	781,192
	TOTAL	18,836,848
	Diversified Manufacturing—2.7%
3,062,881	Dynacast International LLC, Term Loan—Institutional, 4.50%, 1/28/2022	3,047,566
2,000,000	Dynacast International LLC, Term Loan—Institutional, 9.50%, 1/30/2023	1,860,000
3,112,477	Entegris, Inc., Term Loan—Institutional, 3.50%, 4/30/2021	3,112,477
4,884,848	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	4,466,583
2,961,644	Milacron LLC, Term Loan—Institutional, 4.50%, 9/28/2020	2,939,432
	TOTAL	15,426,058
	Financial Institution - Insurance - P&C—1.0%
1,995,000	Assuredpartners, Inc., Term Loan—Institutional, 5.75%, 10/21/2022	1,988,766
4,000,000	Assuredpartners, Inc., Term Loan—Institutional, 10.00%, 10/20/2023	3,840,000
	TOTAL	5,828,766
	Financial Institutions—3.8%
1,935,450	Clipper Acquisitions Corp., Term Loan—Institutional, 3.00%, 2/6/2020	1,907,222
1,000,000	Global Payments, Inc., Term Loan—Institutional, 4.13%, 3/24/2023	1,006,670
5,899,598	Hub International Ltd., Term Loan—Institutional, 4.00%, 10/2/2020	5,760,544
1,995,000	Lully Finance LLC, Term Loan—Institutional, 5.75%, 7/11/2022	1,970,062
1,000,000	Lully Finance LLC, Term Loan—Institutional, 10.00%, 7/11/2023	935,000
2,935,087	Sedgwick, Inc., Term Loan—Institutional, 3.75%, 2/28/2021	2,865,379
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,793,750
3,000,000	Sedgwick, Inc., Term Loan—Institutional, 6.75%, 2/28/2022	2,793,750
1,970,000	York Risk Services Group, Inc., Term Loan—Institutional, 4.75%, 10/1/2021	1,701,588
	TOTAL	21,733,965
	Food & Beverage—4.1%
7,361	Aramark Corp., Revolver—1st Lien, 3.93%, 7/26/2016	7,288
4,662,330	Aramark Corp., Term Loan—Institutional, 3.25%, 2/24/2021	4,657,458
1,942,696	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 2/18/2021	1,822,491
3,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 8/18/2021	2,160,000
2,840,000	Keurig Green Mountain, Inc., Term Loan—Institutional, 5.25%, 3/3/2023	2,842,357
2,467,563	Performance Food Group, Inc., Term Loan—Institutional, 7.22%, 11/14/2019	2,473,731
2,461,370	Pinnacle Foods Finance LLC, G—Term Loan - Institutional, 3.00%, 4/29/2020	2,463,228
975,000	Pinnacle Foods Finance LLC, H—Term Loan - Institutional, 3.00%, 4/29/2020	975,405
1,995,000	Pinnacle Foods Finance LLC, I—Term Loan - Institutional, 3.75%, 1/13/2023	2,005,314
3,890,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	3,877,144
	TOTAL	23,284,416

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—4.4%
$1,370,588	Affinity Gaming LLC, Term Loan—Institutional, 5.25%, 11/9/2017	$1,379,161
2,184,640	American Casino & Entertainment, Term Loan—Institutional, 4.75%, 7/7/2022	2,191,467
2,324,841	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,303,778
3,879,524	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	3,876,401
5,723,520	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 6/15/2018	5,552,415
970,113	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	969,056
718,162	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	718,535
1,458,750	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,447,809
3,594,010	Station Casinos, Inc., Term Loan—Institutional, 4.25%, 3/1/2020	3,589,518
2,925,000	Tropicana Entertainment, Inc., Term Loan—Institutional, 4.00%, 11/27/2020	2,921,344
	TOTAL	24,949,484
	Health Care—13.5%
2,990,000	Acadia Healthcare Co., Inc., Term Loan—Institutional, 4.50%, 2/16/2023	3,003,081
3,970,000	Air Medical Group Holdings, Inc., Term Loan—Institutional, 4.25%, 4/28/2022	3,884,387
982,500	Amsurg Corp., Term Loan—Institutional, 3.50%, 7/16/2021	984,499
1,511,122	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,405,344
4,811,760	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	4,001,772
339,891	CHS/Community Health Systems, Inc., Term Loan—Institutional, 3.75%, 12/31/2019	334,652
2,620,365	CHS/Community Health Systems, Inc., Term Loan—Institutional, 4.00%, 1/27/2021	2,579,959
488,788	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 3.50%, 6/24/2021	490,926
2,968,746	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	2,959,840
2,992,500	Endo Luxembourg Finance, Term Loan—Institutional, 3.75%, 9/25/2022	2,952,760
2,138,703	Envision Healthcare Corp., Term Loan—Institutional, 4.25%, 5/25/2018	2,142,520
2,992,500	Envision Healthcare Corp., Term Loan—Institutional, 4.50%, 10/28/2022	2,998,111
250,000	HCA, Inc., Term Loan—Institutional, 3.68%, 3/18/2023	251,225
946,337	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	779,148
3,897,086	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	3,884,108
4,885,126	IMS Health, Inc., Term Loan—Institutional, 3.50%, 3/17/2021	4,883,611
7,020,365	Multiplan, Inc., Term Loan—Institutional, 3.75%, 3/31/2021	6,964,202
3,917,406	National Mentor Holdings, Inc., Term Loan—Institutional, 4.25%, 1/31/2021	3,889,652
5,922,393	Ortho-Clinical Diagnostics, Inc., Term Loan—Institutional, 4.75%, 6/30/2021	5,507,826
2,216,061	Radnet Management, Inc., Term Loan—Institutional, 4.25%, 10/10/2018	2,177,280
6,000,000	Radnet Management, Inc., Term Loan—Institutional, 8.00%, 3/25/2021	5,535,000
2,985,000	Sterigenics-Nordion Holdings LLC, Term Loan—Institutional, 4.25%, 5/15/2022	2,966,344
990,000	Surgical Care Affiliates, Inc., Term Loan—Institutional, 4.25%, 3/17/2022	990,411
1,995,000	Team Health, Inc., Term Loan—Institutional, 4.50%, 11/23/2022	2,001,214
5,849,482	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 6/6/2019	5,847,668
3,000,000	Vizient, Inc., Term Loan—Institutional, 6.25%, 2/11/2023	3,028,740
	TOTAL	76,444,280
	Independent Energy—0.6%
2,500,000	EP Energy LLC., Term Loan—Institutional, 3.50%, 5/24/2018	1,675,000
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	249,375
891,882	Fieldwood Energy, Term Loan—Institutional, 3.88%, 9/28/2018	613,539
3,746,305	Fieldwood Energy, Term Loan—Institutional, 8.38%, 9/30/2020	693,066
	TOTAL	3,230,980
	Industrial - Other—2.9%
2,921,997	Filtration Group, Inc., Term Loan—Institutional, 4.25%, 11/21/2020	2,917,117
757,979	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	748,504
4,661,648	Hillman Group, Inc., Term Loan—Institutional, 4.50%, 6/30/2021	4,558,719

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Industrial - Other—continued
$3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	$2,835,000
2,101,432	Mirror Bidco/Dematic, Term Loan—Institutional, 4.25%, 12/28/2019	2,086,543
1,975,000	Mueller Water Products, Inc., Term Loan—Institutional, 4.00%, 11/25/2021	1,983,641
1,570,693	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 11/28/2018	1,450,928
	TOTAL	16,580,452
	Leisure—0.1%
125,406	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 10/11/2020	126,131
496,250	Regal Cinemas Corp., Term Loan—Institutional, 3.75%, 4/1/2022	498,267
	TOTAL	624,398
	Lodging—2.6%
2,886,035	Four Seasons Holdings, Term Loan—Institutional, 3.50%, 6/27/2020	2,872,500
4,380,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/28/2020	4,350,785
3,227,193	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.50%, 10/25/2020	3,231,566
2,894,851	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 4.75%, 12/9/2020	2,888,815
1,488,278	La Quinta Intermediate Holdings LLC, Term Loan—Institutional, 3.75%, 4/14/2021	1,465,954
	TOTAL	14,809,620
	Media Entertainment—7.9%
1,875,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—Institutional, 3.00%, 1/31/2021	1,870,312
6,250,000	Clear Channel Communications, Inc., Term Loan—Institutional, 718%, 1/30/2019	4,354,687
6,142,831	Emerald Expo Holdings, Inc., Term Loan—Institutional, 4.75%, 6/17/2020	6,127,474
997,670	Entercom Radio LLC, Term Loan—Institutional, 4.00%, 11/23/2018	995,595
3,891,129	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	3,810,057
2,992,500	Gray Television, Inc., Term Loan—Institutional, 4.25%, 6/13/2021	3,000,924
3,950,000	IMC OP LP, Term Loan—Institutional, 4.50%, 8/15/2020	3,900,625
2,468,750	Match Group, Inc., Term Loan—Institutional, 5.50%, 11/16/2022	2,476,477
4,900,280	NEP/NCP Holdco, Inc., Term Loan—Institutional, 4.25%, 1/22/2020	4,565,420
2,500,000	NEP/NCP Holdco, Inc., Term Loan—Institutional, 10.00%, 7/22/2020	2,318,750
767,374	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 3.44%, 4/15/2021	769,676
2,181,152	SGS International LLC, Term Loan—Institutional, 4.25%, 10/17/2019	2,166,156
2,942,575	Time, Inc., Term Loan—Institutional, 4.25%, 4/24/2021	2,905,793
4,201,023	Townsquare Media, Inc., Term Loan—Institutional, 4.25%, 4/1/2022	4,169,516
992,500	Tribune Media Co., Term Loan—Institutional, 3.75%, 12/27/2020	990,435
	TOTAL	44,421,897
	Midstream—1.2%
2,442,279	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	1,935,506
1,858,824	Energy Transfer Equity LP, Term Loan—Institutional, 4.00%, 12/2/2019	1,680,683
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,249,541
	TOTAL	6,865,730
	Packaging—4.6%
1,852,143	Berry Plastics Corp., Term Loan—Institutional, 4.00%, 10/1/2022	1,855,042
2,418,750	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	2,413,114
1,344,746	Berry Plastics Group, Inc., Term Loan—Institutional, 3.75%, 1/6/2021	1,342,836
7,864,937	Bway Holding Co., Term Loan—Institutional, 5.50%, 8/14/2020	7,648,651
1,591,667	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 9/30/2020	1,587,688
593,871	Multi Packaging Solutions, Inc., Term Loan B—Institutional, 4.25%, 9/30/2020	592,387
1,234,375	Owens-Brockway Glass Container, Inc., Term Loan—Institutional, 3.50%, 9/1/2022	1,238,232
2,612,031	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.50%, 12/1/2018	2,616,798
3,969,184	Signode Industrial Group, Term Loan—Institutional, 3.75%, 5/1/2021	3,864,993
1,165,560	Tekni-Plex, Inc., Term Loan—Institutional, 4.50%, 6/1/2022	1,148,077

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Packaging—continued
$2,000,000	Tekni-Plex, Inc., Term Loan—Institutional, 8.75%, 6/1/2023	$1,870,000
	TOTAL	26,177,818
	Pharmaceuticals—2.0%
1,462,500	AMAG Pharmaceutical, Inc., Term Loan—Institutional, 4.75%, 8/17/2021	1,444,219
1,960,000	Grifols SA, Term Loan—Institutional, 3.43%, 2/27/2021	1,961,979
6,952,487	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.25%, 8/18/2022	6,903,264
985,000	Quintiles Transnational Corp., Term Loan—Institutional, 3.25%, 5/12/2022	987,093
	TOTAL	11,296,555
	Restaurants—0.5%
3,008,185	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—Institutional, 3.75%, 12/12/2021	3,010,697
	Retailers—3.5%
821,079	Academy Ltd., Term Loan—Institutional, 5.00%, 7/2/2022	784,899
2,919,937	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	2,917,879
5,877,581	Neiman-Marcus Group, Inc., Term Loan—Institutional, 4.25%, 10/25/2020	5,400,027
3,000,000	PETCO Animal Supplies, Inc., 5.75%, 1/26/2023	3,003,330
1,985,000	PetSmart, Inc., Term Loan—Institutional, 4.25%, 3/10/2022	1,979,958
2,969,697	Talbots, Inc., Term Loan—Institutional, 5.50%, 3/19/2020	2,781,626
3,000,000	Talbots, Inc., Term Loan—Institutional, 9.50%, 3/19/2021	2,807,490
	TOTAL	19,675,209
	Services—2.0%
2,959,404	Acosta Holdco, Inc., Term Loan—Institutional, 4.25%, 9/26/2021	2,897,568
1,955,087	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	1,928,693
2,159,548	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	2,081,264
2,000,000	KAR Auction Services, Inc., Term Loan—Institutional, 4.25%, 3/9/2023	2,009,160
2,192,455	US Infrastructure, Term Loan—Institutional, 4.00%, 7/29/2020	2,156,828
	TOTAL	11,073,513
	Technology—19.2%
1,795,357	Applied Systems, Inc., Term Loan—Institutional, 4.31%, 1/23/2021	1,781,146
2,058,593	Applied Systems, Inc., Term Loan—Institutional, 7.50%, 1/23/2022	1,951,804
2,000,000	Avago Technologies Cayman Finance Ltd., Term Loan—Institutional, 4.25%, 2/1/2023	1,992,840
2,913,158	Avaya, Inc., Term Loan—Institutional, 6.25%, 5/29/2020	1,960,657
5,985,000	Blue Coat Systems, Inc., Term Loan—Institutional, 4.50%, 5/26/2022	5,906,447
4,755,450	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	3,999,024
1,940,017	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,937,446
1,990,000	CommScope, Inc., Term Loan—Institutional, 4.25%, 12/29/2022	1,991,244
1,638,240	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	1,179,533
2,962,500	Compuware Corp., Term Loan—Institutional, 6.25%, 12/15/2021	2,844,933
2,897,690	Dell, Inc., Term Loan—Institutional, 4.00%, 4/29/2020	2,899,240
2,954,286	Deltek, Inc., Term Loan—Institutional, 5.00%, 6/25/2022	2,945,053
2,985,000	Ensemble S Merger Sub, Inc., Term Loan—Institutional, 4.75%, 9/21/2022	2,945,822
2,500	Epicor Software Corp., Term Loan—Institutional, 4.75%, 6/1/2022	2,379
1,026,740	First Data Corp., Term Loan—Institutional, 4.43%, 3/24/2021	1,025,457
2,000,000	First Data Corp., Term Loan B—Institutional,4.63%, 3/24/2021	1,997,500
2,458,215	Hyland Software, Inc., Term Loan—Institutional, 4.75%, 7/1/2022	2,452,069
1,000,000	Hyland Software, Inc., Term Loan—Institutional, 8.25%, 7/1/2023	946,250
2,985,000	Informatica Corp., Term Loan—Institutional, 4.50%, 8/6/2022	2,936,494
2,828,873	Information Resources, Inc., Term Loan—Institutional, 4.50%, 9/26/2020	2,835,945
4,669,681	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	4,658,031
1,000,000	Kronos, Inc., Term Loan—Institutional, 9.75%, 4/30/2020	998,750

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$1,980,000		Lattice Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/10/2021	$1,861,200
2,875,090		Lawson Software, Inc., Term Loan—Institutional, 3.75%, 6/3/2020	2,795,120
3,733,957		Microsemi Corp., Term Loan—Institutional, 5.25%, 1/15/2023	3,756,716
932,052		Mitel Network Corp., Term Loan—Institutional, 5.50%, 4/29/2022	933,073
897,750		NXP BV/NXP Funding LLC, Term Loan—Institutional, 3.75%, 12/7/2020	900,906
3,000,000		ON Semiconductor Corp., Term Loan—Institutional, 5.25%, 3/31/2023	3,008,910
1,947,595		Renaissance Learning, Inc., Term Loan—Institutional, 4.50%, 4/9/2021	1,895,263
2,500,000		Renaissance Learning, Inc., Term Loan—Institutional, 8.00%, 4/11/2022	2,231,250
1,980,000		Riverbed Technology, Inc., Term Loan—Institutional, 6.00%, 4/27/2022	1,988,752
1,426,259		Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,423,285
1,994,845		Sabre GLBL, Inc., Term Loan—Institutional, 4.00%, 2/19/2019	1,998,596
4,000,000		Solera Holdings, Inc., Term Loan—Institutional, 5.75%, 3/3/2023	4,003,220
1,524,664		SS&C Technologies, Inc., Term Loan B1—Institutional, 4.01%, 7/8/2022	1,529,550
221,009		SS&C Technologies, Inc., Term Loan B2—Institutional, 4.01%, 7/8/2022	221,717
1,829,954		TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	1,775,055
2,827,350		TASC, Inc., Term Loan—Institutional, 7.00%, 5/23/2020	2,742,529
2,000,000		TASC, Inc., Term Loan—Institutional, 12.00%, 5/23/2021	1,890,000
3,967,456		Tibco Software, Inc., Term Loan—Institutional, 6.50%, 12/4/2020	3,580,629
1,235,017		TransFirst, Inc., Term Loan—Institutional, 6.25%, 11/12/2021	1,236,178
4,500,000		TransFirst, Inc., Term Loan—Institutional, 10.50%, 11/12/2022	4,522,522
4,882,558		Transunion LLC, Term Loan—Institutional, 3.50%, 4/9/2021	4,843,497
2,217,391		Wall Street Systems Delaware, Inc., Term Loan—Institutional, 4.25%, 4/30/2021	2,202,147
2,000,000		Western Digital Corp., Term Loan—Institutional, 6.25%, 3/30/2023	1,979,380
2,947,500		WP Mustang Holdings LLC, Term Loan—Institutional, 5.50%, 5/29/2021	2,915,564
		TOTAL	108,423,123
		Transportation Services—0.5%
2,889,495		Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	2,879,700
		Utility - Electric—1.0%
5,850,058		Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	5,751,368
		Wireline Communications—0.4%
2,000,000		Level 3 Financing, Inc., Term Loan—Institutional, 3.50%, 5/31/2022	1,998,750
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $568,631,595)	549,228,490
		EXCHANGE-TRADED FUND—1.2%
300,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $6,706,988)	6,810,000
		INVESTMENT COMPANY—0.4%
2,347,579	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[2] (AT NET ASSET VALUE)	2,347,579
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $577,686,162)[3]	558,386,069
		OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	7,135,518
		TOTAL NET ASSETS—100%	$565,521,587

1	Affiliated holding.
2	7-day net yield.
3	At March 31, 2016, the cost of investments for federal tax purposes was $577,078,749. The net unrealized depreciation of investments for federal tax purposes was $18,692,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,840,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,532,843.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$549,228,490	$—	$549,228,490
Exchange-Traded Fund	6,810,000	—	—	6,810,000
Investment Company	2,347,579	—	—	2,347,579
TOTAL SECURITIES	$9,157,579	$549,228,490	$—	$558,386,069

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017